General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Accounting and legal	$ 2,397	$ 1,625
Amortization and depreciation	313	288
Office and administration	9,293	5,890
Salaries and consulting fees	24,343	20,215
Incentive payments	8,213	7,126
Other	4,900	3,702
General and administrative	$ 49,459	$ 38,846